SELECTED STATEMENT OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2011
SELECTED STATEMENT OF OPERATIONS DATA [Abstract]
SELECTED STATEMENT OF OPERATIONS DATA
NOTE 12:-	SELECTED STATEMENT OF OPERATIONS DATA

a.	Financial income (expenses):

	Year ended December 31,
	2009	2010	2011
Financial income:
Interest	$423	$612	$35
Foreign currency translation adjustments	257	-	-

	680	612	35
Financial expenses:
Interest	(63)	(207)	(3,081)
Foreign currency translation adjustments	-	(101)	(334)
Remeasurement of derivatives	-	-	(4,101)

	(63)	(308)	(7,516)

	$617	$304	$(7,481)